BNY Mellon National Short-Term Municipal Bond Fund
STATEMENT OF INVESTMENTS
May 31, 2025 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 104.9%
Alabama — 2.9%
Black Belt Energy Gas District, Revenue Bonds, Refunding, Ser. D1	4.00	6/1/2025	300,000	300,000
Black Belt Energy Gas District, Revenue Bonds, Refunding, Ser. D1	4.00	12/1/2025	420,000	420,875
Black Belt Energy Gas District, Revenue Bonds, Refunding, Ser. D1	4.00	6/1/2026	450,000	452,330
Jefferson County, Revenue Bonds, Refunding	5.00	10/1/2027	1,000,000	1,040,305
Southeast Energy Authority A Cooperative District, Revenue Bonds (Project No. 4) Ser. B1	5.00	8/1/2025	1,500,000	1,502,996
Southeast Energy Authority A Cooperative District, Revenue Bonds (Project No. 4) Ser. B1(a)	5.00	8/1/2028	7,360,000	7,551,998
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. C	5.00	11/1/2027	500,000	516,522
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. C	5.00	11/1/2028	785,000	819,821
The Southeast Alabama Gas Supply District, Revenue Bonds, Refunding (Project No. 2)	5.00	5/1/2026	750,000	758,530
				13,363,377
Alaska — 1.0%
Alaska International Airports System, Revenue Bonds, Refunding, Ser. B(b)	5.00	10/1/2028	2,495,000	2,644,183
Alaska International Airports System, Revenue Bonds, Refunding, Ser. B(b)	5.00	10/1/2029	1,825,000	1,961,135
				4,605,318
Arizona — 2.7%
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2028	4,000,000	4,169,645
Chandler Industrial Development Authority, Revenue Bonds (Intel Corp. Project)(a)	4.00	6/1/2029	2,000,000	1,970,584
Maricopa County Industrial Development Authority, Revenue Bonds (Banner Health Obligated Group) Ser. A1(a)	5.00	5/15/2026	2,750,000	2,789,223
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Banner Health Obligated Group) Ser. D(a)	5.00	5/15/2026	3,125,000	3,169,571
				12,099,023
Arkansas — .6%
Arkansas Development Finance Authority, Revenue Bonds (Division of Emergency Management Project)	4.00	6/1/2029	1,000,000	1,013,464
Arkansas Development Finance Authority, Revenue Bonds (Washington Regional Medical Center)	5.00	2/1/2027	755,000	769,742
Arkansas Development Finance Authority, Revenue Bonds (Washington Regional Medical Center)	5.00	2/1/2028	820,000	844,386
				2,627,592
California — 2.2%
California Pollution Control Financing Authority, Revenue Bonds (Waste Management Project) Ser. C	4.25	12/1/2027	1,000,000	1,007,423
Inglewood Unified School District, GO, Ser. B	5.00	8/1/2030	640,000	698,743
Los Angeles Department of Water & Power, Revenue Bonds	5.00	7/1/2028	2,245,000	2,344,763
Los Angeles Department of Water & Power, Revenue Bonds, Ser. B	5.00	7/1/2028	1,000,000	1,044,438
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2028	500,000	518,769
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2028	1,015,000	1,060,105
Los Angeles Department of Water & Power Water System, Revenue Bonds, Refunding, Ser. B	4.00	7/1/2028	580,000	588,629
Los Angeles Department of Water & Power Water System, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2028	1,375,000	1,436,102

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 104.9% (continued)
California — 2.2% (continued)
Vernon Electric System, Revenue Bonds, Refunding, Ser. 2022-A	5.00	8/1/2025	500,000	501,181
Vernon Electric System, Revenue Bonds, Refunding, Ser. 2022-A	5.00	8/1/2026	600,000	611,222
				9,811,375
Colorado — 2.5%
Colorado, COP, Ser. J	5.00	3/15/2032	2,070,000	2,124,967
Colorado Health Facilities Authority, Revenue Bonds (AdventHealth Obligated Group) Ser. A(a)	5.00	11/15/2029	1,000,000	1,068,073
Colorado Health Facilities Authority, Revenue Bonds (CommonSpirit Health Obligated Group) Ser. A	5.00	12/1/2029	790,000	841,821
Colorado Health Facilities Authority, Revenue Bonds, Refunding, Ser. B(a)	5.00	8/17/2026	3,605,000	3,676,810
Colorado Housing & Finance Authority, Revenue Bonds, Ser. B	3.75	5/1/2050	895,000	893,197
Colorado Housing & Finance Authority, Revenue Bonds, Refunding (Insured; Government National Mortgage Association) Ser. K	3.88	5/1/2050	1,215,000	1,216,755
Colorado Housing & Finance Authority, Revenue Bonds, Refunding (Sustainable Bond) (Insured; Government National Mortgage Association) Ser. B	3.00	5/1/2051	1,470,000	1,441,558
				11,263,181
Connecticut — 2.2%
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Ser. A3(a)	2.95	7/1/2027	2,000,000	1,995,131
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Ser. B1(a)	5.00	7/1/2030	5,350,000	5,811,266
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group)	5.00	7/1/2026	200,000	202,892
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group) Ser. L1	4.00	7/1/2025	600,000	599,927
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. A1	4.00	11/15/2045	1,355,000	1,357,403
				9,966,619
Delaware — 1.0%
Delaware Housing Authority, Revenue Bonds (Insured; GNMA,FNMA, FHLMC) Ser. B	6.00	1/1/2055	1,040,000	1,126,824
University of Delaware, Revenue Bonds, Refunding, Ser. C(c)	3.00	11/1/2037	3,200,000	3,200,000
				4,326,824
District of Columbia — 1.9%
District of Columbia Water & Sewer Authority, Revenue Bonds, Ser. B	5.00	10/1/2031	2,750,000	2,830,580
District of Columbia, DC, GO, Refunding, Ser. A	5.00	6/1/2031	2,060,000	2,123,337
Metropolitan Washington Airports Authority Aviation, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2025	1,500,000	1,507,091
Metropolitan Washington Airports Authority Aviation, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2026	2,250,000	2,294,836
				8,755,844
Florida — 5.7%
Brevard County School District, COP, Refunding, Ser. A	5.00	7/1/2028	1,750,000	1,853,503
Brevard County School District, COP, Refunding, Ser. A	5.00	7/1/2031	1,390,000	1,437,043
Broward County Port Facilities, Revenue Bonds, Ser. B	5.00	9/1/2025	1,875,000	1,881,723
Florida Insurance Assistance Interlocal Agency, Inc., Revenue Bonds, Refunding, Ser. A1	5.00	9/1/2027	3,410,000	3,486,100
Hialeah Utility System, Revenue Bonds, Refunding	5.00	10/1/2027	1,465,000	1,519,819
Hialeah Utility System, Revenue Bonds, Refunding	5.00	10/1/2028	1,540,000	1,616,842
Hillsborough County Industrial Development Authority, Revenue Bonds, Refunding (BayCare Obligated Group) Ser. C	5.00	11/15/2029	3,510,000	3,779,044
Lee County Housing Finance Authority, Revenue Bonds(a)	3.50	12/1/2027	2,850,000	2,857,372

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 104.9% (continued)
Florida — 5.7% (continued)
Miami-Dade County, Revenue Bonds (LOC; TD Bank NA) Ser. E(c)	1.95	10/1/2048	1,100,000	1,100,000
Orange County Convention Center/Orlando, Revenue Bonds, Ser. A	5.00	10/1/2031	1,000,000	1,018,364
Palm Beach County School District, COP, Refunding, Ser. A	5.00	8/1/2028	1,750,000	1,857,952
Palm Beach County School District, COP, Refunding, Ser. A	5.00	8/1/2029	2,250,000	2,424,429
Palm Beach County School District, COP, Refunding, Ser. A	5.00	8/1/2030	1,100,000	1,200,366
				26,032,557
Georgia — 1.6%
Main Street Natural Gas, Revenue Bonds, Ser. A	5.00	6/1/2027	500,000	514,647
Main Street Natural Gas, Revenue Bonds, Ser. A	5.00	12/1/2027	500,000	518,151
Main Street Natural Gas, Revenue Bonds, Ser. A	5.00	12/1/2028	835,000	873,608
Main Street Natural Gas, Revenue Bonds, Ser. C	4.00	12/1/2025	1,000,000	1,002,034
Main Street Natural Gas, Revenue Bonds, Ser. E	5.00	12/1/2028	2,225,000	2,316,732
The Burke County Development Authority, Revenue Bonds, Refunding (Vogtle Power Co. Plant)(a)	3.38	3/12/2027	2,000,000	1,987,617
				7,212,789
Hawaii — .8%
Hawaii Department of Budget & Finance, Revenue Bonds, Refunding (Hawaii Pacific Health Obligated Group)	5.00	7/1/2027	2,000,000	2,075,087
Hawaii Department of Budget & Finance, Revenue Bonds, Refunding (Hawaii Pacific Health Obligated Group) Ser. A	5.00	7/1/2027	1,535,000	1,592,629
				3,667,716
Illinois — 5.4%
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. E	5.00	1/1/2026	3,000,000	3,029,062
Chicago Park District, GO, Refunding, Ser. C	5.00	1/1/2026	1,025,000	1,035,107
Chicago Park District, GO, Refunding, Ser. C	5.00	1/1/2027	2,050,000	2,108,567
Illinois, GO, Ser. B	5.00	5/1/2027	1,000,000	1,031,020
Illinois, GO, Ser. B	5.00	5/1/2028	1,050,000	1,094,920
Illinois, GO, Ser. C	5.00	5/1/2029	550,000	579,349
Illinois, Revenue Bonds (Insured; Build America Mutual) Ser. A	5.00	6/15/2032	2,750,000	2,844,778
Illinois, Revenue Bonds, Ser. A	5.00	6/15/2030	1,155,000	1,237,153
Illinois Finance Authority, Revenue Bonds, Refunding (Noble Network of Charter Schools) Ser. A	5.00	9/1/2027	490,000	505,570
Illinois Finance Authority, Revenue Bonds, Refunding (Noble Network of Charter Schools) Ser. A	5.00	9/1/2028	515,000	536,946
Illinois Finance Authority, Revenue Bonds, Refunding (Noble Network of Charter Schools) Ser. A	5.00	9/1/2029	810,000	851,043
Illinois Finance Authority, Revenue Bonds, Refunding, Ser. C(b)	5.00	1/1/2030	620,000	669,196
Illinois Housing Development Authority, Revenue Bonds (Insured; HUD SECT 8)(a)	4.00	7/1/2025	2,315,000	2,315,920
Illinois Toll Highway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2028	1,250,000	1,315,692
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding, (Mccormick Place Expansion Project) Ser. A	5.00	6/15/2029	3,000,000	3,098,297
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	1/1/2029	1,000,000	1,065,410
State of Illinois, GO, Refunding, Ser. B	5.00	10/1/2028	1,025,000	1,073,519
				24,391,549
Indiana — 4.5%
Indiana Finance Authority, Revenue Bonds (Indiana University Health Obligated Group) Ser. B1(a)	5.00	7/1/2028	1,000,000	1,051,010
Indiana Finance Authority, Revenue Bonds, Ser. D	5.00	8/1/2031	5,000,000	5,112,327
Indiana Finance Authority, Revenue Bonds, (Deaconess Health System Obligated Group) Ser. A(d)	4.00	9/1/2026	2,500,000	2,533,124

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 104.9% (continued)
Indiana — 4.5% (continued)
Indiana Finance Authority, Revenue Bonds, Refunding (Newsfields)	4.00	2/1/2029	1,500,000	1,531,643
Indiana Finance Authority, Revenue Bonds, Refunding, (Indianapolis Power & Light Company Project) Ser. B(a)	0.95	4/1/2026	3,300,000	3,221,126
Rockport, Revenue Bonds, Refunding, Ser. A(a)	3.70	6/1/2029	3,650,000	3,642,422
The Bloomington Public Building Corp., Revenue Bonds	5.00	2/1/2028	710,000	743,220
The Bloomington Public Building Corp., Revenue Bonds	5.00	8/1/2028	840,000	885,355
The Bloomington Public Building Corp., Revenue Bonds	5.00	2/1/2029	760,000	805,777
The Bloomington Public Building Corp., Revenue Bonds	5.00	8/1/2029	740,000	789,037
				20,315,041
Iowa — .8%
Iowa Higher Education Loan Authority, Revenue Bonds (Des Moines University Project)	5.00	10/1/2025	570,000	571,941
Lewis Central Community School District, GO	5.00	6/1/2027	3,115,000	3,234,007
				3,805,948
Kansas — .7%
Shawnee County, Revenue Bonds, Ser. A(a)	3.75	5/1/2028	3,000,000	3,016,300
Kentucky — 2.9%
Kentucky Property & Building Commission, Revenue Bonds, Refunding (Project No. 130) Ser. B	5.00	11/1/2027	3,750,000	3,930,615
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	5.00	7/1/2026	500,000	507,229
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	5.00	7/1/2027	550,000	564,275
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	5.00	7/1/2028	1,000,000	1,037,030
Kentucky Public Energy Authority, Revenue Bonds, Refunding, Ser. A(a)	5.25	12/1/2029	3,550,000	3,724,526
Rural Water Financing Agency, Revenue Bonds (Public Construction Project) Ser. A	3.90	11/1/2025	3,250,000	3,251,286
				13,014,961
Louisiana — 1.3%
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds	5.00	8/15/2025	3,150,000	3,159,942
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Refunding (Calcasieu Parish School Project) (Insured; Build America Mutual)	5.00	12/1/2026	510,000	522,955
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Refunding (Calcasieu Parish School Project) (Insured; Build America Mutual)	5.00	12/1/2027	285,000	296,594
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Refunding (Calcasieu Parish School Project) (Insured; Build America Mutual)	5.00	12/1/2029	330,000	351,081
Shreveport, GO (Insured; Assured Guaranty Corp.)	5.00	3/1/2026	275,000	278,370
Shreveport, GO (Insured; Assured Guaranty Corp.)	5.00	3/1/2027	375,000	385,471
Shreveport, GO (Insured; Assured Guaranty Corp.)	5.00	3/1/2028	340,000	354,726
Shreveport, GO (Insured; Assured Guaranty Corp.)	5.00	3/1/2029	310,000	326,994
				5,676,133
Maine — .5%
Maine Housing Authority, Revenue Bonds, Ser. C	4.00	11/15/2050	1,020,000	1,021,583
Maine Housing Authority, Revenue Bonds, Ser. F	4.25	11/15/2048	1,050,000	1,054,634
				2,076,217
Maryland — .8%
Washington Suburban Sanitary Commission, Revenue Bonds, BAN, Ser. B(c)	3.00	6/1/2027	3,600,000	3,600,000

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 104.9% (continued)
Massachusetts — 4.2%
Massachusetts, Revenue Bonds (Sustainable Bond) Ser. A	3.68	7/15/2026	10,000,000	9,930,842
Massachusetts Health & Educational Facilities Authority, Revenue Bonds (Museum of Fine Arts) Ser. A1(c)	3.05	12/1/2037	9,000,000	9,000,000
				18,930,842
Michigan — 1.1%
Michigan Finance Authority, Revenue Bonds (Trinity Health Credit Group) Ser. B(a)	5.00	12/1/2028	1,000,000	1,052,796
Michigan Strategic Fund, Revenue Bonds (Consumers Energo Co.)(a)	3.35	10/1/2027	3,000,000	2,936,977
Van Buren Public Schools, GO (Insured; Qualified School Board Loan Fund) Ser. III	5.00	5/1/2027	1,190,000	1,231,772
				5,221,545
Minnesota — 1.1%
Minneapolis, Revenue Bonds (Allina Health System) Ser. A(a)	5.00	11/15/2028	1,215,000	1,270,590
Minnesota Higher Education Facilities Authority, Revenue Bonds, Ser. B1(a)	5.00	10/1/2027	3,000,000	3,082,634
Minnesota Housing Finance Agency, Revenue Bonds (Insured; GNMA,FNMA, FHLMC) Ser. B	3.50	7/1/2050	750,000	746,463
				5,099,687
Mississippi — 1.0%
Mississippi Business Finance Corp., Revenue Bonds, Ser. C(c)	3.00	12/1/2030	400,000	400,000
Mississippi Development Bank, Revenue Bonds (Insured; Build America Mutual)	5.00	5/1/2027	810,000	837,669
Mississippi Development Bank, Revenue Bonds (Insured; Build America Mutual)	5.00	5/1/2029	1,000,000	1,064,657
Mississippi Development Bank, Revenue Bonds (Insured; Build America Mutual)	5.00	5/1/2030	1,000,000	1,076,956
Mississippi Development Bank, Revenue Bonds, Ser. A	5.00	5/1/2029	1,225,000	1,312,121
				4,691,403
Missouri — 2.3%
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding	5.00	6/1/2025	650,000	650,000
Jackson County, Revenue Bonds	4.00	12/1/2026	1,345,000	1,350,012
Joplin Schools, GO, Refunding (Insured; Build America Mutual)	5.00	3/1/2028	2,000,000	2,104,364
Kansas Planned Industrial Expansion Authority, Revenue Bonds (The Depot on Old Santa Fe)(a)	5.00	7/1/2027	3,150,000	3,233,430
Missouri Board of Public Buildings, Revenue Bonds, Refunding, Ser. A	4.00	10/1/2026	2,000,000	2,001,551
Missouri Housing Development Commission, Revenue Bonds (Insured; GNMA,FNMA, FHLMC) Ser. A	3.50	11/1/2050	1,260,000	1,252,289
				10,591,646
Nebraska — 2.0%
Gretna Public Schools, GO (Insured; Assured Guaranty Municipal Corp.)	5.00	12/15/2030	4,550,000	4,744,791
Nebraska Investment Finance Authority, Revenue Bonds (Insured; GNMA,FNMA, FHLMC) Ser. A	3.00	9/1/2045	3,070,000	3,007,152
Nebraska Investment Finance Authority, Revenue Bonds, Refunding (Insured; GNMA,FNMA, FHLMC) Ser. E	3.75	9/1/2049	1,180,000	1,174,986
				8,926,929
Nevada — 1.1%
Clark County, GO, Refunding, Ser. B	5.00	11/1/2028	5,000,000	5,116,131
New Hampshire — .6%
New Hampshire Health and Education Facilities Authority Act, Revenue Bonds, Refunding, Ser. A(a)	3.30	8/3/2027	2,565,000	2,570,993

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 104.9% (continued)
New Jersey — 1.6%
Casino Reinvestment Development Authority, Inc., Revenue Bonds, (Insured; Assured Guaranty Corp.) Ser. B	5.00	11/1/2029	500,000	535,932
Casino Reinvestment Development Authority, Inc., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2027	700,000	730,221
Casino Reinvestment Development Authority, Inc., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2028	750,000	794,149
Casino Reinvestment Development Authority, Inc., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2029	1,000,000	1,071,864
Passaic Valley Sewerage Commission, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. J	3.00	12/1/2028	4,090,000	4,069,625
				7,201,791
New Mexico — .2%
Rio Rancho, Revenue Bonds	5.00	6/1/2029	1,055,000	1,128,478
New York — 9.1%
Battery Park City Authority, Revenue Bonds, Refunding, Ser. D2(c)	3.00	11/1/2038	6,200,000	6,200,000
Build New York City Resource Corp., Revenue Bonds (The Young Men’s And Young Women’s Hebrew Association Project)	5.00	12/1/2028	2,750,000	2,928,343
New York City, GO Ser. D4(c)	3.00	8/1/2040	1,410,000	1,410,000
New York City, GO, Ser. 3(c)	2.95	4/1/2036	500,000	500,000
New York City, GO, Ser. C	5.00	3/1/2027	2,000,000	2,075,528
New York City Housing Development Corp., Revenue Bonds (Sustainable Bond) (Insured; Federal Housing Administration) Ser. F2(a)	0.60	7/1/2025	1,775,000	1,769,885
New York City Housing Development Corp., Revenue Bonds, Ser. E2(a)	3.80	1/3/2028	2,400,000	2,426,564
New York City Transitional Finance Authority, Revenue Bonds, Refunding, Ser. J1	5.00	11/1/2028	5,000,000	5,346,159
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.00	10/1/2028	1,100,000	1,171,520
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.00	3/15/2029	1,000,000	1,074,015
New York State Dormitory Authority, Revenue Bonds, Ser. A(a)	5.00	7/2/2029	6,000,000	6,329,624
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. E	5.00	3/15/2032	1,010,000	1,059,657
New York State Housing Finance Agency, Revenue Bonds, (Insured; State of New York Mortgage Agency) Ser. M2	0.75	11/1/2025	270,000	265,771
Triborough Bridge & Tunnel Authority, Revenue Bonds, BAN, Ser. B	5.00	3/15/2027	5,000,000	5,178,143
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. B2(a)	5.00	5/15/2026	3,500,000	3,555,850
				41,291,059
North Dakota — .5%
Cass County Joint Water Resource District, Revenue Bonds, Refunding, Ser. A	3.45	4/1/2027	2,500,000	2,495,436
Ohio — .7%
Ohio, Revenue Bonds, Ser. A	5.00	4/1/2028	1,000,000	1,058,959
Ohio Housing Finance Agency, Revenue Bonds(a)	3.70	5/1/2028	1,000,000	1,005,622
Ohio Housing Finance Agency, Revenue Bonds, (Insured; GNMA/FNMA/FHLMC) Ser. B	3.25	3/1/2050	1,155,000	1,144,090
				3,208,671
Oklahoma — 1.8%
Oklahoma County Independent School District No. 89, GO, Ser. A	4.00	7/1/2028	2,000,000	2,061,032
Tulsa County Independent School District No 4 Bixby, GO(b)	5.00	6/1/2027	5,000,000	5,173,848
Tulsa County Industrial Authority, Revenue Bonds (Broken Arrow Public Schools Project)	5.00	9/1/2028	350,000	370,865
Tulsa County Industrial Authority, Revenue Bonds (Broken Arrow Public Schools Project)	5.00	9/1/2029	350,000	375,992
				7,981,737

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 104.9% (continued)
Oregon — 1.0%
Oregon Coast Community College District, GO (Insured; School Board Guaranty)(e)	5.00	6/15/2026	115,000	116,834
Oregon Coast Community College District, GO (Insured; School Board Guaranty)(e)	5.00	6/15/2027	125,000	128,927
Oregon Coast Community College District, GO (Insured; School Board Guaranty)(e)	5.00	6/15/2028	200,000	209,250
Oregon Housing & Community Services Department, Revenue Bonds, Ser. D	4.75	1/1/2050	1,200,000	1,208,897
Oregon State Business Development Commission, Revenue Bonds (Intel Corp. Project) Ser. 232(a)	3.80	6/15/2028	3,000,000	3,019,805
				4,683,713
Pennsylvania — 1.3%
Allegheny County Higher Education Building Authority, Revenue Bonds, Refunding, Ser. 20	5.00	3/1/2026	1,660,000	1,682,686
Cumberland County Municipal Authority, Revenue Bonds	5.00	11/1/2028	1,080,000	1,138,919
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A(a)	5.00	3/15/2030	3,000,000	3,121,301
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding (LOC; TD Bank NA)(c)	1.95	12/1/2038	100,000	100,000
				6,042,906
Rhode Island — 2.8%
Rhode Island Health & Educational Building Corp., Revenue Bonds, Ser. E	5.00	5/15/2027	600,000	623,717
Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	5/15/2027	9,915,000	9,928,466
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds	3.00	10/1/2050	1,015,000	997,909
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds	3.50	10/1/2050	1,200,000	1,194,238
				12,744,330
South Carolina — 1.8%
Saxe Gotha-Lexington Public Facilities Corp., Revenue Notes, Refunding	4.75	3/12/2026	3,300,000	3,327,945
South Carolina Housing Finance & Development Authority, Revenue Bonds, Ser. B	3.25	1/1/2052	1,790,000	1,773,781
South Carolina Housing Finance & Development Authority, Revenue Bonds, Ser. B	5.00	1/1/2028	355,000	371,941
South Carolina Ports Authority, Revenue Bonds(d)	5.25	7/1/2025	1,445,000	1,447,084
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2028	1,000,000	1,064,168
				7,984,919
South Dakota — .5%
South Dakota Conservancy District, Revenue Bonds, Ser. B	5.00	8/1/2031	1,980,000	2,048,559
Tennessee — 4.1%
Clarksville Public Building Authority, Revenue Bonds(c)	3.03	2/1/2038	2,400,000	2,400,000
Clarksville Public Building Authority, Revenue Bonds (LOC; Bank of America NA)(c)	3.03	1/1/2033	600,000	600,000
Clarksville Public Building Authority, Revenue Bonds, Ser. PO(c)	3.03	11/1/2035	4,560,000	4,560,000
Montgomery County Public Building Authority, Revenue Bonds(c)	3.00	7/1/2034	3,600,000	3,600,000
Montgomery County Public Building Authority, Revenue Bonds(c)	3.00	2/1/2036	3,500,000	3,500,000
Tennergy Corp., Revenue Bonds, Ser. A(a)	4.00	9/1/2028	3,920,000	3,915,569
				18,575,569
Texas — 17.1%
Alamo Heights Independent School District, GO, (Insured; Permanent School Fund Guaranteed) Ser. B(a)	3.00	2/1/2026	3,220,000	3,210,084
Arlington Higher Education Finance Corp., Revenue Bonds, Refunding, Ser. C	5.00	12/1/2028	820,000	868,960
Boerne Independent School District, GO (Insured; Permanent School Fund Guarantee Program)(a)	4.00	2/1/2028	4,000,000	4,078,562

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 104.9% (continued)
Texas — 17.1% (continued)
Central Texas Turnpike System, Revenue Bonds, Refunding, Ser. B(a)	5.00	8/15/2030	1,625,000	1,710,564
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. B	5.00	11/1/2026	1,250,000	1,284,418
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. B	5.00	11/1/2027	1,250,000	1,311,696
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. C	5.00	11/1/2026	2,085,000	2,137,160
Dallas Housing Finance Corp., Revenue Bonds (Rosemont at Ash Creek Apartment) (Insured; Federal Housing Administration)(a)	5.00	12/1/2025	1,750,000	1,763,486
Dallas Waterworks & System, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2029	2,500,000	2,560,755
Denton County, GO, Refunding	4.00	7/15/2032	3,700,000	3,701,796
Eagle Mountain & Saginaw Independent School District, GO (Insured; Permanent School Fund Guarantee Program)(a)	4.00	8/1/2027	1,125,000	1,143,805
Fort Bend Independent School District, GO, Refunding (Insured; Permanent School Fund Guaranteed) Ser. B(a)	0.72	8/1/2026	1,645,000	1,583,603
Grand Parkway Transportation Corp., Revenue Bonds, Ser. A	5.00	10/1/2030	2,025,000	2,122,496
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds (Texas Children’s Hospital Obligated Group) Ser. 3(c)	2.15	10/1/2045	4,300,000	4,300,000
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Memorial Hermann Health System Obligated Group) Ser. C(a)	5.00	7/1/2029	1,250,000	1,326,090
Houston Housing Finance Corp., Revenue Bonds (Summerdale Apartments)(a)	5.00	8/1/2026	2,500,000	2,537,199
Hutto Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. 2015(a)	2.00	8/1/2025	2,000,000	1,995,521
Lower Colorado River Authority, Revenue Bonds, Refunding, Ser. B(a)	5.00	5/15/2028	590,000	612,342
McLennan County Junior College District, GO, Refunding	4.00	8/15/2028	2,500,000	2,571,600
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2030	1,775,000	1,792,687
Northside Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. B(a)	3.45	8/1/2027	4,000,000	3,999,646
Permanent University Fund - University of Texas System, Revenue Bonds, Refunding, Ser. B	3.50	7/1/2027	9,740,000	9,742,691
Prosper Independent School District, GO (Insured; Permanent School Fund Guaranteed)(a)	3.00	8/15/2025	5,805,000	5,800,646
Rankin Independent School District, GO (Insured; Permanent School Fund Guaranteed)	5.00	2/15/2028	2,555,000	2,590,385
San Antonio Municipal Facilities Corp., Revenue Bonds(a)	5.00	8/1/2027	2,800,000	2,900,715
San Antonio Texas Electric & Gas Systems, Revenue Bonds, Refunding(a)	1.75	12/1/2025	2,500,000	2,473,861
San Antonio Water System, Revenue Bonds, Ser. 2013F(a)	1.00	11/1/2026	1,275,000	1,228,254
Texas, GO, Ser. B(c)	2.25	12/1/2043	1,300,000	1,300,000
Texas A&M University, Revenue Bonds, Refunding, Ser. E	5.00	5/15/2028	1,710,000	1,772,108
Texas Independent School District, GO, Refunding (Insured; Permanent School Fund Guaranteed)	4.00	8/15/2027	1,970,000	2,011,469
University of North Texas System, Revenue Bonds, Refunding, Ser. A	5.00	4/15/2029	1,250,000	1,342,785
				77,775,384
U.S. Related — .2%
Puerto Rico, Notes(c)	2.96	11/1/2051	1,552,747	952,999
Virginia — 3.1%
Harrisonburg Redevelopment & Housing Authority, Revenue Bonds(a)	3.57	10/1/2027	2,250,000	2,260,244
Loudoun County Economic Development Authority, Revenue Bonds (Howard Hughes Medical Center) Ser. F(c)	2.10	2/15/2038	5,300,000	5,300,000
Louisa Industrial Development Authority, Revenue Bonds (Virginia Electric & Power Co.) Ser. C(a)	3.80	5/28/2027	1,125,000	1,135,744
Virginia Commonwealth Transportation Board, Revenue Bonds, Refunding, Ser. A	5.00	5/15/2031	5,000,000	5,213,057
				13,909,045

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 104.9% (continued)
Washington — 2.2%
King County Housing Authority, Revenue Bonds, Refunding	3.00	10/1/2025	150,000	149,730
King County Housing Authority, Revenue Bonds, Refunding	4.00	10/1/2026	150,000	151,407
Pasco Local Improvement District, Special Assessment Bonds, BAN (Insured; MUN GOVT GTD)	5.00	9/1/2025	2,500,000	2,502,268
Port of Seattle, Revenue Bonds	5.00	5/1/2026	5,000,000	5,083,048
Snohomish County School District No 103 Monroe, GO, Refunding (Insured; School Board Guaranty)	5.00	12/1/2028	600,000	643,652
Snohomish County School District No 103 Monroe, GO, Refunding (Insured; School Board Guaranty)	5.00	12/1/2029	1,000,000	1,087,324
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Fred Hutchinson Cancer Center)(f)	5.00	12/1/2025	275,000	277,553
				9,894,982
West Virginia — .7%
West Virginia Economic Development Authority, Revenue Bonds, Ser. B(a)	3.70	6/1/2028	2,000,000	2,006,736
West Virginia Higher Education Policy Commission, Revenue Bonds, Refunding (Community & Technical Colleges Capital Improvement)	5.00	7/1/2030	1,000,000	1,034,106
				3,040,842
Wisconsin — .8%
Public Finance Authority, Revenue Bonds (Kahala Nui Project)	5.00	11/15/2026	275,000	280,771
Public Finance Authority, Revenue Bonds (Kahala Nui Project)	5.00	11/15/2027	290,000	300,126
Public Finance Authority, Revenue Bonds (Kahala Nui Project)	5.00	11/15/2028	375,000	392,435
Public Finance Authority, Revenue Bonds (Kahala Nui Project)	5.00	11/15/2029	300,000	316,880
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Advocate Aurora Health Obligated Group)(a)	5.00	6/24/2026	1,500,000	1,522,702
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Advocate Aurora Health Obligated Group) Ser. B2(a)	5.00	6/24/2026	1,000,000	1,015,134
				3,828,048
Total Investments (cost $476,383,694)			104.9%	475,566,008
Liabilities, Less Cash and Receivables			(4.9%)	(22,018,504)
Net Assets			100.0%	453,547,504

BAN—Bond Anticipation Notes
COP—Certificate of Participation
FHLMC—Federal Home Loan Mortgage Corporation
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
GO—Government Obligation

(a)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(b)	Security purchased on a when-issued or delayed basis for which the fund has not taken delivery as of May 31, 2025.
(c)
The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

(d)
These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(e)	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
(f)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2025, these securities amounted to $277,553 or 0.1% of net assets.

See notes to statement of investments.

Statement of Investments
BNY Mellon National Short-Term Municipal Bond Fund

May 31, 2025 (Unaudited)
The following is a summary of the inputs used as of May 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total

Assets ($)
Investments in Securities:†
Municipal Securities	—	475,566,008	—	475,566,008
	—	475,566,008	—	475,566,008

†	See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in municipal securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
At May 31, 2025, accumulated net unrealized depreciation on investments was $817,686, consisting of $1,482,935 gross unrealized appreciation and $2,300,621 gross unrealized depreciation.
At May 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.